Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2018	Sep. 19, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	CYREN Ltd.
Entity Central Index Key	0001084577
Trading Symbol	CYRN
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		0